Reinsurance - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Effects of Reinsurance [Line Items]
Reinsurance recoverable supported by comfort trust	$ 6,501,700	$ 6,280,337
Deposit receivable	1,111,571	1,199,537
Modified coinsurance payable	$ 1,111,571	$ 1,199,537
Sales Revenue | Credit Concentration Risk | Non-affiliates | Rated A- or better
Effects of Reinsurance [Line Items]
Reinsurance recoverable	99.80%	99.80%
Sales Revenue | Credit Concentration Risk | Non-affiliates | Rated A- or better | Comfort Trust [Member]
Effects of Reinsurance [Line Items]
Reinsurance recoverable supported by comfort trust	$ 5,900,000	$ 5,900,000
Sales Revenue | Credit Concentration Risk | Non-affiliates | Rated A- or better | Allstate Life Insurance Company
Effects of Reinsurance [Line Items]
Reinsurance recoverable	73.00%	75.00%